SCHEDULES OF CONCENTRATION OF RISK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Accounts receivable	$ 2,131,371	$ 1,917,732	$ 2,569,874
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenue	$ 1,587,904	$ 3,323,319	$ 2,678,921
Concentration risk percentage	20.00%	37.00%	24.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenue	$ 721,344	$ 829,527	$ 914,871
Concentration risk percentage	9.00%	9.00%	8.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenue	$ 555,751	$ 358,996
Concentration risk percentage	7.00%	4.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Revenue	$ 213,959	$ 345,325
Concentration risk percentage	3.00%	4.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Revenue	$ 198,838	$ 335,898
Concentration risk percentage	3.00%	4.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Revenue			$ 2,128,656
Concentration risk percentage			19.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Revenue			$ 616,120
Concentration risk percentage			6.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Concentration Risk [Line Items]
Revenue			$ 379,558
Concentration risk percentage			4.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	42.00%
Accounts receivable	$ 528,155	$ 911,237
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	17.00%
Accounts receivable	$ 297,368	$ 379,321
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	2.00%	5.00%
Accounts receivable	$ 47,658	$ 103,483
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.00%	5.00%
Accounts receivable	$ 29,414	$ 101,348
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	5.00%	3.00%
Accounts receivable	$ 106,547	$ 62,874
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	28.00%	35.00%	21.00%
Purchase amount	$ 1,753,080	$ 2,369,888	$ 1,814,119
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	9.00%	9.00%	10.00%
Purchase amount	$ 546,745	$ 577,429	$ 867,258
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	7.00%	5.00%	4.00%
Purchase amount	$ 462,085	$ 330,220	$ 372,892
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	4.00%	3.00%
Purchase amount	$ 228,127	$ 221,545
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.00%	3.00%
Purchase amount	$ 100,307	$ 197,774
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier F [Member]
Concentration Risk [Line Items]
Concentration risk percentage			8.00%
Purchase amount			$ 701,040
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier G [Member]
Concentration Risk [Line Items]
Concentration risk percentage			6.00%
Purchase amount			$ 505,308